Property and Equipment, net (Tables)	12 Months Ended
Mar. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment Net

Property and Equipment, stated at cost less accumulated depreciation, consisted of the following as of March 31:

	As of March 31
	2024	2023
	USD	USD

Equipment - Machineries	102,006	93,205
Less: accumulated depreciation	(88,318)	(81,282)
Equipment - Machineries, net	13,688	11,923

Equipment – Motor vehicle	90,129	-
Less: accumulated depreciation	(15,112)	-
Equipment - Motor vehicle, net	75,017	-

Property	1,138,461	-
Less: accumulated depreciation	(4,066)	-
Property, net	1,134,395	-

Property and Equipment, net	1,223,100	11,923